AMERICAN AADVANTAGE FUNDS
AMR Class
------------------------------------------------------------------------------
Supplement Dated February 1, 2005 to the Prospectus dated March 1, 2004 as previously supplemented on June 30, 2004, July 1, 2004 and September 27, 2004

On February 1, 2005, Opus Capital Management, Inc. will begin managing a portion of the assets of the Small Cap Value Fund. Effective February 1, 2005, the second and third paragraphs under Principal Strategies for the Small
Cap Value Fund on page 12 are replaced in their entirety with the following:

          The Manager currently allocates the Fund's assets among five investment sub-advisers:

          Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow")
          Brandywine Asset Management, LLC ("Brandywine")
          Hotchkis and Wiley Capital Management, LLC ("Hotchkis")
          Opus Capital Management, Inc. ("Opus")
          The Boston Company Asset Management, LLC ("Boston Company")

          The Manager does not anticipate allocating any new assets to Barrow or Hotchkis, as these sub-advisers have reached their capacity limit for small cap assets. The Manager intends to allocate new assets among Brandywine, Opus and Boston Company as their capacity commitments to the Fund permit.


Effective February 1, 2005, the following paragraph is inserted on page 39 following the paragraph describing NISA Investment Advisors, LLC:

          OPUS CAPITAL MANAGEMENT, INC. ("Opus"), One
          West Fourth Street, Suite 415, Cincinnati,
          Ohio 45202, is an employee-owned registered investment adviser established in 1996. As of December 31, 2004, Opus had assets under management of approximately $330 million.
          Opus serves as a sub-adviser to the Small Cap
          Value Fund.

AMERICAN AADVANTAGE FUNDS
Service Class
------------------------------------------------------------------------------
Supplement Dated February 1, 2005 to the Prospectus dated March 1, 2004 as previously supplemented on June 30, 2004 and September 27, 2004

On February 1, 2005, Opus Capital Management, Inc. will begin managing a portion of the assets of the Small Cap Value Fund. Effective February 1, 2005, the second and third paragraphs under Principal Strategies for the Small
Cap Value Fund on page 3 are replaced in their entirety with the following:

          The Manager currently allocates the Fund's assets among five investment sub-advisers:

          Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow")
          Brandywine Asset Management, LLC ("Brandywine")
          Hotchkis and Wiley Capital Management, LLC ("Hotchkis")
          Opus Capital Management, Inc. ("Opus")
          The Boston Company Asset Management, LLC ("Boston Company")

          The Manager does not anticipate allocating any new assets to Barrow or Hotchkis, as these sub-advisers have reached their capacity limit for small cap assets. The Manager intends to allocate new assets among Brandywine, Opus and Boston Company as their capacity commitments to the Fund permit.


Effective February 1, 2005, the following paragraph is inserted on page 13 following the paragraph describing Lazard Asset Management LLC:

          OPUS CAPITAL MANAGEMENT, INC. ("Opus"), One
          West Fourth Street, Suite 415, Cincinnati,
          Ohio 45202, is an employee-owned registered investment adviser established in 1996. As of December 31, 2004, Opus had assets under management of approximately $330 million.
          Opus serves as a sub-adviser to the Small Cap
          Value Fund.


The following paragraph is hereby added as the last paragraph of the section titled Eligibility under Purchase and Redemption of Shares:

          The Small Cap Value Fund will close to new investors as of the close of business on Friday, February 4, 2005. The Fund will continue to accept new investments (including reinvestments of dividends and capital gains distributions) from: (1) shareholders of the Fund who have open accounts on that date;
          (2) participants in most qualified retirement plans if the Fund has been designated as an available option as of that date; (3) investors who have previously committed to invest in the Fund but whose accounts have not yet been funded as of that date; and (4) existing accounts managed on a discretionary basis by registered investment advisers that have included the Fund in their discretionary account program as of that date. Investors through financial intermediaries who do not have a funded position through the intermediary prior to February 4, 2005 will not be allowed to establish a new position after that date.

AMERICAN AADVANTAGE FUNDS
PlanAhead Class
------------------------------------------------------------------------------
Supplement Dated February 1, 2005 to the Prospectus dated March 1, 2004 as previously supplemented on June 30, 2004 and September 27, 2004

On February 1, 2005, Opus Capital Management, Inc. will begin managing a portion of the assets of the Small Cap Value Fund. Effective February 1, 2005, the second and third paragraphs under Principal Strategies for the Small
Cap Value Fund on page 9 are replaced in their entirety with the following:

          The Manager currently allocates the Fund's assets among five investment sub-advisers:

          Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow")
          Brandywine Asset Management, LLC ("Brandywine")
          Hotchkis and Wiley Capital Management, LLC ("Hotchkis")
          Opus Capital Management, Inc. ("Opus")
          The Boston Company Asset Management, LLC ("Boston Company")

          The Manager does not anticipate allocating any new assets to Barrow or Hotchkis, as these sub-advisers have reached their capacity limit for small cap assets. The Manager intends to allocate new assets among Brandywine, Opus and Boston Company as their capacity commitments to the Fund permit.


Effective February 1, 2005, the following paragraph is inserted on page 41 following the paragraph describing Morgan Stanley Investment Management Inc.:

          OPUS CAPITAL MANAGEMENT, INC. ("Opus"), One
          West Fourth Street, Suite 415, Cincinnati,
          Ohio 45202, is an employee-owned registered investment adviser established in 1996. As of December 31, 2004, Opus had assets under management of approximately $330 million.
          Opus serves as a sub-adviser to the Small Cap
          Value Fund.


The following paragraph is hereby added as the last paragraph of the section titled Eligibility under Purchase and Redemption of Shares:

          The Small Cap Value Fund will close to new investors as of the close of business on Friday, February 4, 2005. The Fund will continue to accept new investments (including reinvestments of dividends and capital gains distributions) from: (1) shareholders of the Fund who have open accounts on that date;
          (2) participants in most qualified retirement plans if the Fund has been designated as an available option as of that date; (3) investors who have previously committed to invest in the Fund but whose accounts have not yet been funded as of that date; and (4) existing accounts managed on a discretionary basis by registered investment advisers that have included the Fund in their discretionary account program as of that date. Investors through financial intermediaries who do not have a funded position through the intermediary prior to February 4, 2005 will not be allowed to establish a new position after that date.

AMERICAN AADVANTAGE FUNDS
Institutional Class
------------------------------------------------------------------------------
Supplement Dated February 1, 2005 to the Prospectus dated March 1, 2004 as previously supplemented on June 30, 2004, July 1, 2004 and September 27, 2004

On February 1, 2005, Opus Capital Management, Inc. will begin managing a portion of the assets of the Small Cap Value Fund. Effective February 1, 2005, the second and third paragraphs under Principal Strategies for the Small
Cap Value Fund on page 12 are replaced in their entirety with the following:

          The Manager currently allocates the Fund's assets among five investment sub-advisers:

          Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow")
          Brandywine Asset Management, LLC ("Brandywine")
          Hotchkis and Wiley Capital Management, LLC ("Hotchkis")
          Opus Capital Management, Inc. ("Opus")
          The Boston Company Asset Management, LLC ("Boston Company")

          The Manager does not anticipate allocating any new assets to Barrow or Hotchkis, as these sub-advisers have reached their capacity limit for small cap assets. The Manager intends to allocate new assets among Brandywine, Opus and Boston Company as their capacity commitments to the Fund permit.


Effective February 1, 2005, the following paragraph is inserted on page 41 following the paragraph describing NISA Investment Advisors, LLC:

          OPUS CAPITAL MANAGEMENT, INC. ("Opus"), One
          West Fourth Street, Suite 415, Cincinnati,
          Ohio 45202, is an employee-owned registered investment adviser established in 1996. As of December 31, 2004, Opus had assets under management of approximately $330 million.
          Opus serves as a sub-adviser to the Small Cap
          Value Fund.


The following paragraph is hereby added as the last paragraph of the section titled Eligibility under Purchase and Redemption of Shares:

          The Small Cap Value Fund will close to new investors as of the close of business on Friday, February 4, 2005. The Fund will continue to accept new investments (including reinvestments of dividends and capital gains distributions) from: (1) shareholders of the Fund who have open accounts on that date;
          (2) participants in most qualified retirement plans if the Fund has been designated as an available option as of that date; (3) investors who have previously committed to invest in the Fund but whose accounts have not yet been funded as of that date; and (4) existing accounts managed on a discretionary basis by registered investment advisers that have included the Fund in their discretionary account program as of that date. Investors through financial intermediaries who do not have a funded position through the intermediary prior to February 4, 2005 will not be allowed to establish a new position after that date.